MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED MAY 9, 2013 TO

PROSPECTUS DATED JULY 31, 2012

On February 15, 2013, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) as a sub-adviser to the Multi-Manager Global Real Estate Fund effective May 9, 2013.

All references to Cohen & Steers in the Prospectus are hereby deleted.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF PRO (5/13)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

Supplement dated May 9, 2013 to Statement of Additional Information dated July 31, 2012

On February 15, 2013, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) as a sub-adviser to the Multi-Manager Global Real Estate Fund effective May 9, 2013.

All references to Cohen & Steers in the SAI are hereby deleted.